OTHER RECEIVABLES, PREPAYMENTS AND OTHER CURRENT ASSETS, PREPAYMENTS AND OTHER NON - CURRENT ASSETS - Other receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other receivables
Other receivables, total	$ 700	$ 575
Nonrelated parties
Other receivables
Interest receivables	634	575
Other receivables	66
Other receivables, total	$ 700	$ 575